Note 24 - Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2025
Notes Tables
Contractual Obligation, Fiscal Year Maturity [Table Text Block]
Year ended December 31,
2026	$35,471
2027	21,235
2028	1,802
2029	1,655
2030	1,738
Thereafter	5,753
$67,654